Other disclosures - Share-based payment schemes - Restricted stock units to employees - Narrative (Details) - DKK (kr)	Feb. 20, 2022	Aug. 01, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend, share options granted	kr 639
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards offered, each (in shares)		75
Conversion (in shares)		1
Cost of programme amortised over the vesting period		kr 660,000,000